DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION (Tables)	6 Months Ended
Jun. 30, 2026
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Schedule of financial performance of the discontinued operation

	Six Months Ended
	June 30,
	2026	2025

	U.S. dollars in thousands

NET REVENUES	89	3,793
COST OF REVENUES	—	1,607
GROSS PROFIT	89	2,186
GENERAL AND ADMINISTRATIVE EXPENSES	263	3,171
OPERATING LOSS	(174)	(985)
FINANCIAL EXPENSES, net	(207)	(213)
LOSS FROM DISCONTINUED OPERATIONS	(381)	(1,198)

Schedule Of Cash Flow Information Of Discontinued Operations

	Six Months Ended
		June 30,
	2026		2025

	U.S. dollars in thousands
OPERATING ACTIVITIES:
Net cash used in operating activities	(699)		(1,725)
Net cash provided by financing activities	—		—
Net cash provided by investing activities	—		—
DECREASE IN CASH AND CASH EQUIVALENTS	(699)		(1,725)